MANAGED ACCOUNT SERIES

BlackRock GA Disciplined Volatility Equity Fund

(the “Fund”)

Supplement dated November 1, 2021 to the Statement of Additional Information (“SAI”)

of the Fund, dated August 27, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The sub-section entitled “BlackRock GA Disciplined Volatility Equity Fund” is deleted in its entirety and replaced with the following:

The BlackRock GA Disciplined Volatility Equity Fund is managed by a team of financial professionals. Rick Rieder, Russ Koesterich, CFA, JD, David Clayton, CFA, JD, and Randy Berkowitz, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The sub-section entitled “BlackRock GA Disciplined Volatility Equity Fund — Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than BlackRock GA Disciplined Volatility Equity Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of April 30, 2021.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rick Rieder	22 $121.64 Billion	39 $47.15 Million	23 $10.82 Billion	0 $0	7 $3.33 Billion	8 $7.75 Billion
Russ Koesterich, CFA, JD	8 $44.52 Billion	4 $21.24 Billion	11 $489.75 Million	0 $0	1 $489.61 Million	1 $237.76 Million
David Clayton, CFA, JD	8 $44.52 Billion	4 $21.24 Billion	11 $489.75 Million	0 $0	1 $489.61 Million	1 $237.76 Million
Randy Berkowitz, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of September 30, 2021.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Messrs. Rieder, Koesterich and Clayton as of April 30, 2021 and the compensation of Mr. Berkowitz as of September 30, 2021.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of April 30, 2021, the Funds’ most recently completed fiscal year end, with respect to Messrs. Rieder, Koesterich and Clayton and September 30, 2021 with respect to Mr. Berkowitz, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Portfolios Managed	Dollar Range of Equity Securities Beneficially Owned[1]
Rick Rieder	BlackRock GA Disciplined Volatility Equity Fund BlackRock GA Dynamic Equity Fund	None None
Russ Koesterich, CFA, JD	BlackRock GA Disciplined Volatility Equity Fund BlackRock GA Dynamic Equity Fund	None None
David Clayton, CFA, JD	BlackRock GA Disciplined Volatility Equity Fund BlackRock GA Dynamic Equity Fund	None None
Randy Berkowitz, CFA*	BlackRock GA Disciplined Volatility Equity Fund BlackRock GA Dynamic Equity Fund	None None

[1]	Includes securities attributable to the portfolio managers’ participation in certain deferred compensation and retirement programs.

The last two sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Rieder, Koesterich, Clayton and Berkowitz may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Rieder, Koesterich, Clayton and Berkowitz may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-MAS-GA-1121SUP

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